Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee approves and grants annual LTI Awards to our NEOs at approximately the same time every year, with awards granted typically in March. The Company has not granted stock options to its NEOs since 2006 and has no intention of doing so in the foreseeable future. Outside of the annual grant cycle, we may make equity awards in connection with a newly-hired or promoted executive on the date of hire or promotion, or in connection with a retention award. Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed based on stock option or other equity grant dates.

Award Timing Method	The Committee approves and grants annual LTI Awards to our NEOs at approximately the same time every year, with awards granted typically in March. The Company has not granted stock options to its NEOs since 2006 and has no intention of doing so in the foreseeable future.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Outside of the annual grant cycle, we may make equity awards in connection with a newly-hired or promoted executive on the date of hire or promotion, or in connection with a retention award. Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed based on stock option or other equity grant dates.
MNPI Disclosure Timed for Compensation Value	false